UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue
         19th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     /s/ Jon R. Persson     New York, NY     November 10, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $554,228 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1010       10 SH       SOLE                        0        0       10
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      671    42968 SH       SOLE                        0        0    42968
CANTEL MEDICAL CORP            COM              138098108      583    38729 SH       SOLE                        0        0    38729
COMMUNITY BANKERS TR CORP      COM              203612106       55    15906 SH       SOLE                        0        0    15906
DISCOVER FINL SVCS             COM              254709108     1413    87033 SH       SOLE                        0        0    87033
EXXON MOBIL CORP               COM              30231G102      200     2918 SH       SOLE                        0        0     2918
ISHARES TR                     FTSE KLD SEL SOC 464288802      442     9627 SH       SOLE                        0        0     9627
ISHARES TR                     FTSE KLD400 SOC  464288570      221     5537 SH       SOLE                        0        0     5537
ISHARES TR INDEX               RUSSELL 1000     464287622    54199   932855 SH       SOLE                        0        0   932855
ISHARES TR INDEX               S&P 500 INDEX    464287200    64887   612085 SH       SOLE                        0        0   612085
ISHARES TR INDEX               S&P MIDCAP 400   464287507      866    12557 SH       SOLE                        0        0    12557
ISHARES TR INDEX               MSCI EAFE IDX    464287465   100947  1846141 SH       SOLE                        0        0  1846141
ISHARES TR INDEX               S&P EURO PLUS    464287861    12876   334095 SH       SOLE                        0        0   334095
ISHARES TR INDEX               RUSSELL MIDCAP   464287499    20511   262183 SH       SOLE                        0        0   262183
ISHARES TR INDEX               RUSSELL 2000     464287655    49394   819962 SH       SOLE                        0        0   819962
ISHARES TR INDEX               MSCI EMERG MKT   464287234    27747   713117 SH       SOLE                        0        0   713117
ISHARES TR INDEX               S&P 100 IDX FD   464287101     6723   137762 SH       SOLE                        0        0   137762
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    28081   664630 SH       SOLE                        0        0   664630
SPDR GOLD TRUST                GOLD SHS         78463v107      272     2750 SH       SOLE                        0        0     2750
SPDR TR                        UNIT SER 1       78462F103    86704   821138 SH       SOLE                        0        0   821138
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     3219    66961 SH       SOLE                        0        0    66961
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    20194   467459 SH       SOLE                        0        0   467459
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    41635   796686 SH       SOLE                        0        0   796686
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    27867   723245 SH       SOLE                        0        0   723245
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     3421    99733 SH       SOLE                        0        0    99733
WASTE SERVICES INC DEL         COM NEW          941075202       90    19415 SH       SOLE                        0        0    19415